Noncontrolling Interests	12 Months Ended
Dec. 31, 2014
Noncontrolling Interest [Abstract]
Noncontrolling Interests
16.	NONCONTROLLING INTERESTS

At December 31, 2014 there were noncontrolling interests in Oyu Tolgoi and SouthGobi:

	Noncontrolling Interests
	Oyu Tolgoi	Discontinued Operations (SouthGobi)	Discontinued Operations (Inova)	Total

Balance, December 31, 2012	$(334,601)	$246,748	$98,380	$10,527

Noncontrolling interests’ share of loss	(174,387)	(123,917)	(37,320)	(335,624)
Noncontrolling interests’ share of other comprehensive loss (income)	(3,986)	2,594	(8,952)	(10,344)
Common share investments funded on behalf of noncontrolling interest (a)	105,400	-	-	105,400
Funded amounts repayable to the Company (a)	(105,400)			(105,400)
Changes in noncontrolling interests arising from other changes	-	971	1,351	2,322
Disposal of noncontrolling interest in subsidiary	-	-	(53,459)	(53,459)

Balance, December 31, 2013	$(512,974)	$126,396	$-	$(386,578)

Noncontrolling interests’ share of loss	(150,839)	(79,148)	-	(229,987)
Noncontrolling interests’ share of other comprehensive loss (income)	2,896	(2,667)	-	229
Changes in noncontrolling interests arising from other changes	-	367	-	367
Disposal of noncontrolling interest in subsidiary	-	(44,948)	-	(44,948)

Balance, December 31, 2014	$(660,917)	$-	$-	$(660,917)

(a)

Since 2011, Turquoise Hill has funded common share investments in Oyu Tolgoi on behalf of Erdenes Oyu Tolgoi LLC (“Erdenes”). In accordance with the Amended and Restated Shareholders Agreement dated June 8, 2011, such funded amounts earn interest at an effective annual rate of LIBOR plus 6.5% and are repayable to Turquoise Hill via a pledge over Erdenes’ share of future Oyu Tolgoi common share dividends. Erdenes also has the right to reduce the outstanding balance by making payments directly to Turquoise Hill.

Common share investments funded on behalf of Erdenes are recorded as a reduction to the net carrying value of noncontrolling interest. As at December 31, 2014, the cumulative amounts of such funding were $751.2 million (December 31, 2013 - $751.2 million) and the unrecognized interest was $168.6 million (December 31, 2013 - $110.5 million).